Net finance costs (Tables)	12 Months Ended
Jun. 30, 2020
Net finance costs
Schedule of net finance costs, finance income

		2020	2019	2018
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Dividends received from investments		44	42	520
Notional interest received		102	—	5
Interest received on		776	745	1 191
other long-term investments loans		28	27	32
and receivables		293	334	359
cash and cash equivalents		455	384	800
Per income statement Less:		922	787	1 716
notional interest		(102)	—	(5)
Less: interest received on tax		(28)	(105)	(146)
Per the statement of cash flows		792	682	1 565

Schedule of net finance costs, finance costs

		2020	2019	2018
for the year ended 30 June	Note	Rm	Rm	Rm
Finance costs
Debt		8 226	6 088	4 166
debt		8 090	6 044	3 880
interest rate swap — net settlements		136	44	286
Preference share dividends		—	116	963
Interest on lease liabilities		1 465	871	483
Other(1)		52	(462)	291
		9 743	6 613	5 903
Amortisation of loan costs	17	135	725	462
Notional interest	35	945	857	962
Total finance costs		10 823	8 195	7 327
Amounts capitalised to assets under construction(2)	21	(3 520)	(6 942)	(3 568)
Per income statement		7 303	1 253	3 759
Total finance costs before amortisation of loan costs and notional interest		9 743	6 613	5 903
Add: modification (loss)/gain	17	(1 193)	109	—
Less: interest accrued on long-term debt, lease liabilities and short-term debt Less:		(1 412)	(1 025)	(878)
interest reversed/(accrued) on tax payable(1)		16	525	(228)
Per the statement of cash flows		7 154	6 222	4 797

(1)Interest (reversed)/accrued on tax payable in 2019 and 2018 relates mainly to our tax litigation claim.

(2)Finance costs capitalised decreased due to the LCCP units reaching beneficial operation.